Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 358,536	$ 383,458	$ 559,386
Costs of revenue	(646,653)	(743,744)	(757,901)
Gross loss	(288,117)	(360,286)	(198,515)
Selling expenses	(91,820)	(835,270)	(2,082,829)
General and administrative expenses	(2,482,201)	(2,593,808)	(3,675,465)
Provision for doubtful accounts and inventories	(113,000)	(13,011)	(22,229)
Impairment loss for intangible assets			(3,281,779)
Operating loss	(2,975,138)	(3,802,375)	(9,260,817)
Financial income (expenses)	561	557	(37,899)
Other expense, net	(23,193)	(32,227)	(211,151)
Unrealized gain (loss) on marketable securities	130,435	(1,356,565)
Change in fair value of warrants liability	(129,036)	739,616	599,865
Loss on disposal of a subsidiary	(245,326)
Loss before income tax	(3,241,697)	(4,450,994)	(8,910,002)
Income tax benefit
Net loss	(3,241,697)	(4,450,994)	(8,910,002)
Other comprehensive (loss) income:
Foreign currency translation gain (loss)	150,340	(166,892)	(515,477)
Comprehensive loss	$ (3,091,357)	$ (4,617,886)	$ (9,425,479)
Weighted average number of common shares used in computation
-Basic and diluted (in Shares)	3,389,069	2,225,821	2,202,176
Net loss per share of common stock
-Basic and diluted (in Dollars per share)	$ (0.96)	$ (2.00)	$ (4.05)